6. ACQUISITIONS: Acquisition of PV, Schedule of Consideration and net identifiable assets acquired (Details) - Platinum Vape LLC	12 Months Ended
Dec. 31, 2020 CAD ($)
Consideration paid
Consideration paid, Cash paid on closing	$ 9,222,500
Consideration paid, Present value of cash payable 120 days after closing	16,655,835
Consideration paid, Cash to be paid in one year	19,511,124
Consideration paid, Convertible promissory note	17,219,398
Consideration paid	62,608,857
Net identifiable assets acquired
Net identifiable assets acquired, Cash and cash equivalents	1,745,431
Net identifiable assets acquired, Accounts receivable	4,188,780
Net identifiable assets acquired, Prepaid expenses	400,520
Net identifiable assets acquired, Inventory	3,184,355
Net identifiable assets acquired, Property, plant and equipment	319,876
Net identifiable assets acquired, Right-of-use	475,396
Net identifiable assets acquired, Licenses	29,907,250
Net identifiable assets acquired, Brand	33,991,500
Net identifiable assets acquired, Goodwill	281,172
Net identifiable assets acquired, Accounts payable	(2,416,543)
Net identifiable assets acquired, Lease liability	(475,122)
Net identifiable assets acquired, Loan	(30,628)
Net identifiable assets acquired, Deferred tax liability	(8,963,130)
Net identifiable assets acquired	$ 62,608,857